Equity	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Equity

10. Equity

As at December 31, 2013 and June 30, 2014, the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share.

In November 2007, the Company adopted the 2007 Long Term Incentive Plan (the "2007 Plan") which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On June 25, 2014, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.045 per share. These options have a weighted average grant date fair value of US$0.52 per option and a total expected compensation cost, net of expected forfeitures, of US$311,098. These options have vesting periods based on length of service of 36 months and will expire no later than June 25, 2024.

On June 30, 2014, under the 2007 Plan, the Company granted share options to purchase up to 907,000 common shares to six employees, at an exercise price of US$1.21 per share. These options have a weighted average grant date fair value of US$0.89 per option and a total expected compensation cost, net of expected forfeitures, of US$805,977. These options became vested and exercisable immediately.

On May 23, 2014, the Board of Directors approved the 2014 Restricted Stock Unit Plan, which is administered by the Board of Directors or any of its committees. Under the 2014 Restricted Stock Unit Plan, the Board of Directors may grant its employees an aggregate of no more than 10 million ordinary shares of the Company.

On May 23, 2014, the Company granted 4,234,884 ordinary shares to employees and directors that vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares at the grant date were determined to be US$8 million and such amount shall be recognized as compensation expense using the straight-line method. As of June 30, 2014, US$ 0.2 million was recognized as share-based compensation expense.

(i) During the year ended December 31, 2013, 15,124 options were exercised at US$2.50 per share under the 2007 Plan.

(ii) During the year ended December 31, 2013, 406,666 options were exercised at US$1.87 per share under the 2007 Plan.

(iii) During the year ended December 31, 2013, 200,000 options were exercised at US$1.80 per share under the 2007 Plan.

(iv) During the year ended December 31, 2013, 4,082,020 options were exercised at US$1.21 per share under the 2007 Plan.

(v) On July 12, 2013, the Board of Directors unanimously authorized management to repurchase up to US$60 million of the Company's shares (the 2013 Repurchase Program) from the approval date to the end of 2015.

(vi) During the year ended December 31, 2013, 2,629,716 common shares were repurchased at a total cost of US$5,767,159.

(vii) On September 19, 2013, the Company purchased a cumulative total of 14,264,896 treasury shares for a consideration of US$19,434,281 with a weighted average price of US$1.36 per share. On September 19, 2013, 12,000,000 out of the 14,264,896 treasury shares were issued to TPG Asia as part of the TPG Private Placement and the Company received gross proceeds of approximately US$32,880,000 from the issuance of the treasury shares.

(viii) During the year ended December 31, 2013, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$14,724,740.

(ix) During the six months ended June 30, 2014, 33,000 options were exercised at US$1.21 per share under the 2007 Plan.

(x) During the six months ended June 30, 2014, 4,902,932 common shares were repurchased at a total cost of US$11,421,722.

(xi) During the six months ended June 30, 2014, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$7,827,136.